Interest Bearing Liabilities and Financing Facilities - Summary of Detailed Information About Debt Instruments (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Detailed Information About Debt Instruments [Line Items]
Carrying amount	$ 9,997	$ 4,874	$ 5,138
Medium Term Notes [member]
Schedule of Detailed Information About Debt Instruments [Line Items]
Carrying amount	$ 200	200	385
Medium Term Notes [member] | 29 January 2027 [member]
Schedule of Detailed Information About Debt Instruments [Line Items]
Maturity date	29 January 2027
Currency	US
Nominal interest rate	3.07%
Medium Term Notes [member] | Carrying amount [member] | 29 January 2027 [member]
Schedule of Detailed Information About Debt Instruments [Line Items]
Carrying amount	$ 200
US Bonds [member]
Schedule of Detailed Information About Debt Instruments [Line Items]
Carrying amount	$ 6,069	$ 4,087	$ 4,084
US Bonds [member] | 5 March 2025 [member]
Schedule of Detailed Information About Debt Instruments [Line Items]
Maturity date	5 March 2025
Nominal interest rate	3.65%
US Bonds [member] | 15 September 2026 [member]
Schedule of Detailed Information About Debt Instruments [Line Items]
Maturity date	15 September 2026
Nominal interest rate	3.70%
US Bonds [member] | 15 March 2028 [member]
Schedule of Detailed Information About Debt Instruments [Line Items]
Maturity date	15 March 2028
Nominal interest rate	3.70%
US Bonds [member] | 4 March 2029 [member]
Schedule of Detailed Information About Debt Instruments [Line Items]
Maturity date	4 March 2029
Nominal interest rate	4.50%
US Bonds [member] | 12 September 2034 [member]
Schedule of Detailed Information About Debt Instruments [Line Items]
Maturity date	12 September 2034
Nominal interest rate	5.10%
US Bonds [member] | 12 September 2054 [member]
Schedule of Detailed Information About Debt Instruments [Line Items]
Maturity date	12 September 2054
Nominal interest rate	5.70%
US Bonds [member] | Carrying amount [member] | 5 March 2025 [member]
Schedule of Detailed Information About Debt Instruments [Line Items]
Carrying amount	$ 1,000
US Bonds [member] | Carrying amount [member] | 15 September 2026 [member]
Schedule of Detailed Information About Debt Instruments [Line Items]
Carrying amount	800
US Bonds [member] | Carrying amount [member] | 15 March 2028 [member]
Schedule of Detailed Information About Debt Instruments [Line Items]
Carrying amount	800
US Bonds [member] | Carrying amount [member] | 4 March 2029 [member]
Schedule of Detailed Information About Debt Instruments [Line Items]
Carrying amount	1,500
US Bonds [member] | Carrying amount [member] | 12 September 2034 [member]
Schedule of Detailed Information About Debt Instruments [Line Items]
Carrying amount	1,250
US Bonds [member] | Carrying amount [member] | 12 September 2054 [member]
Schedule of Detailed Information About Debt Instruments [Line Items]
Carrying amount	$ 750